CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 27